EQUITY METHOD INVESTMENT	12 Months Ended
Dec. 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
EQUITY METHOD INVESTMENT

NOTE 5 – EQUITY METHOD INVESTMENT

During November 2018, the Company invested $50,000 for a 19.9% Class B limited liability membership interest in EPH and recorded this transaction as an equity method investment due to the Company’s ability to exercise significant influence over EPH. The carrying value of the investment at December 31, 2020 was zero due to continued losses incurred by EPH. In the first quarter of 2021, the Company sold this equity interest to an unrelated third party for $100,000. There were no distributions received from the equity method investment in 2021 or 2020. See Note 4 for discussion of the Separation Agreement with our equity method investment in November 2020.

Our prior Chairman and CEO of the Company who resigned in 2020, also serves as President of EPH; and Christopher Nelson, General Counsel and Director of the Company, also serves as General Counsel and Secretary of EPH. See Note 6 – Related Party Transactions for transactions with our equity method investment during the years ended December 31, 2021 and 2020.